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                                             As filed pursuant to Rule 497 under
                                             the Securities Act of 1933
                                             Registration No. 333-58234
                                             811-03859

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT

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     SUPPLEMENT TO THE POLARIS PLATINUM II PROSPECTUS (B-3158-PRO (R 4/03))
                              DATED AUGUST 21, 2003
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THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED OCTOBER 1, 2003.

THE DATE OF THE PROSPECTUS IS HEREBY CHANGED TO AUGUST 21, 2003.

ALL REFERENCES IN THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION TO THE WORDS "PRINCIPAL ADVANTAGE" ARE HEREBY CHANGED TO "RETURN PLUS."

On October 1, 2003 the Nations Capital Growth Portfolio changed its investment sub-advisers from Banc of America Capital Management, LLC to Marsico Capital Management, LLC.

On January 16, 2003, the shareholders of the Nations Capital Growth Portfolio approved the Agreement and Plan of Reorganization whereby Nations Capital Growth Portfolio will transfer all of its assets and liabilities to Nations Marsico Growth Portfolio in exchange for shares of equal value of the Nations Marsico Growth Portfolio. On or about January 23, 2004, the Nations Capital Growth Portfolio will be merged into the Nations Marsico Growth Portfolio.

The prospectus is supplemented as follows:

      On page 1 of the prospectus under the heading "STOCKS," remove the reference to the Nations Capital Growth Portfolio from under the sub-adviser Banc of America Capital Management, LLC.

      On page 11 of the prospectus in the INVESTMENT OPTIONS section, remove the Nations Capital Growth Portfolio from under the sub-adviser Banc of America Capital Management, LLC.

Date: January 23, 2004

               Please keep this Supplement with your Prospectus.

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